SCHEDULE OF CONVERTIBLE NOTE LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value gain on revaluation of convertible notes			$ (1,455,078)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2022	$ 523,703
Fair value of convertible notes at acquisition (Note 5)		1,683,764
Fair value gain on revaluation of convertible notes	(204,207)	(1,267,791)
Effect of foreign currency	69,865	107,730
Balance	$ 389,361	$ 523,703	$ 389,361